DISCONTINUED OPERATIONS (Schedule of net cash flows Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Operating activities		¥ (3,333)	¥ (7,527)	¥ (14,746)
Investing activities		(5)	9,372	2,868
Financing activities		(24)	(13,813)	12,630
Net cash outflows		¥ (3,362)	¥ (11,968)	¥ 752
Discontinued operation of Wuhu Feishang [Member]
Statement Line Items [Line Items]
Operating activities	¥ (2,727)
Investing activities	60
Financing activities	1,793
Net cash outflows	¥ (874)